Common Stock and Warrants (Details Narrative)																		1 Months Ended			3 Months Ended							4 Months Ended	6 Months Ended			9 Months Ended		12 Months Ended
	Dec. 29, 2020	Oct. 31, 2020 $ / shares shares	Oct. 30, 2020 USD ($) $ / shares shares	Oct. 26, 2020 USD ($) $ / shares	Oct. 23, 2020	Sep. 14, 2020 USD ($) shares	Aug. 14, 2020 USD ($) $ / shares shares	Jul. 24, 2020 USD ($) $ / shares shares	Jul. 10, 2020 shares	Jul. 02, 2020 USD ($) shares	Jun. 15, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Integer $ / shares shares	Dec. 09, 2019 USD ($) $ / shares shares	Nov. 22, 2019	Sep. 18, 2019 USD ($) shares	Sep. 13, 2019 USD ($) shares	Jul. 13, 2019 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) Integer $ / shares shares	Oct. 31, 2020 $ / shares shares	Nov. 30, 2019	Dec. 31, 2020 USD ($) Integer $ / shares shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) Integer $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Apr. 30, 2020 shares	Dec. 31, 2020 USD ($) Integer $ / shares shares	Dec. 31, 2019 USD ($) Integer $ / shares shares	Sep. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) Integer $ / shares shares	Dec. 31, 2019 USD ($) Integer $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) $ / shares shares
Reverse stock split, description	On December 29, 2020, the Company effected a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares. Pursuant to this reverse stock split, each four (4) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into one (1) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly did not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 724 shares of common stock have been issued due to rounding up of fractional shares.				The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 1-for-4 shares; this reverse stock split was made effective on December 29, 2020.									The Company approved and declared a reverse stock split of all its outstanding common stock at a ratio of 9-for-10 shares. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share. This reverse stock split affected all PetVivo shareholders uniformly and accordingly will not alter any shareholder's percentage interest or ownership of PetVivo equity. Through the date of this filing, 254 shares of common stock have been issued due to rounding up of fractional shares.					Company approved a 1-for-4 reverse split of our outstanding shares of common stock that was made effective December 29, 2020; concurrently, the Company increased its authorized shares of common stock from 225,000,000 to 250,000,000; all share and per share data has been retroactively adjusted for this reverse split for all period presented.	The Company effected a 9-for-10 reverse split of our authorized and outstanding shares of common stock. Pursuant to this reverse stock split, each ten (10) shares of PetVivo's outstanding common stock, $.001 par value per share, was combined and converted into nine (9) post-split outstanding shares of common stock, $.001 par value per share	1-for-4 reverse split													9-for-10 reverse stock split.
Number of shares issued																																991,014	652,466	3,044,657
Value of shares issued | $
Number of shares issued for compensation
Value of shares issued for compensation | $																						$ 653,863	$ 183,244		363,178	$ 237,278	$ 190,801					$ 889,597		$ 962,678	1,642,869
Warrants to purchase shares of common stock																								1,905,700										1,905,700
Conversion of notes | $																																		$ 4,692
Accrued interest | $																								$ 6,981										6,981
Shares issued description																																20,000 shares with a relative value of $34,709 pursuant to a purchase of 20,000 units whereby a unit is made up of 1 share of common stock and ½ warrant. The value of $34,709 along with the relative value of the warrants associated with this transaction of $17,291 ($52,000 total) was recorded during the quarter ended March 31, 2020 to Common Stock Subscribed and moved to Additional Paid in Capital and Capital Stock upon receipt of funds and issuance of shares of common stock during the quarter ended June 30, 2020;
Value of stock sold | $																																		339,100	399,865
Fair value of warrants | $																																$ 91,500
Number of shares issued for services															67,500		27,000
Number of shares issued for services, value | $															$ 102,000		$ 120,000
Gain loss on debt extinguishment | $																					$ 366,903											366,903	$ (81,738)	(81,738)
Warrant expense recognized | $																																287,000
Stock-based compensation | $																																$ 889,597	$ 791,256
Share price per share | $ / shares																	$ 1.11
Minimum [Member] | Expected Volatility [Member]
Warrant measurement inputs | Integer												313						350			350				313				350	313		350	313
Minimum [Member] | Risk-Free Interest [Member]
Warrant measurement inputs | Integer												2.30						0.29			0.29				2.30				0.29	2.30		0.29	2.30
Maximum [Member]
Debt Principal | $																		$ 196,000			$ 196,000								$ 196,000			$ 196,000
Maximum [Member] | Expected Volatility [Member]
Warrant measurement inputs | Integer												361						433			433				361				433	361		433	361
Maximum [Member] | Risk-Free Interest [Member]
Warrant measurement inputs | Integer												1.51						1.16			1.16				1.51				1.16	1.51		1.16	1.51
Warrants [Member]
Warrants to purchase shares of common stock												81,000													81,000					81,000			81,000
Fair value of warrants | $																																		$ 69,391
Warrant granted to purchase shares of common stock																																240,632	433,633
Warrant granted to purchase shares of common stock, value | $																																$ 443,098	$ 914,730
Cancellation of warrants to purchase common stock																																	81,000
Share price per share | $ / shares																								$ 0.65										$ 0.65
Warrant [Member]
Warrants to purchase shares of common stock												67,500												270,000	67,500					67,500			67,500	270,000	1,782,478
Warrant to purchase of common stock, value | $												$ 300,770												$ 300,770	$ 300,770					$ 300,770			$ 300,770	$ 300,770
Warrant granted to purchase shares of common stock																																		476,425
Cancellation of warrants to purchase common stock																																		396,000
Warrant expense recognized | $																															$ 117,144			$ 117,144
Warrant [Member] | Minimum [Member]
Warrants exercise price | $ / shares												$ 15.56						$ 1.20			$ 1.20			$ 0.30	$ 15.56				$ 1.20	$ 15.56		$ 1.20	$ 15.56	$ 0.30	$ 0.33
Warrant [Member] | Maximum [Member]
Warrants exercise price | $ / shares												$ 1.20						$ 15.56			$ 15.56			3.89	$ 1.20				$ 15.56	$ 1.20		$ 15.56	$ 1.20	$ 3.89	$ 3.89
Warrant One [Member]
Warrants to purchase shares of common stock																																			90,000
Warrant granted to purchase shares of common stock																																		1,905,700	1,782,478
Cancellation of warrants to purchase common stock																																	13,500	54,000
Accrued Expenses - Related Party [Member]
Reduction in accrued compensation | $																																	$ 375,936	$ 375,936
Accounts Payable and Accrued Expenses [Member]
Reduction in accrued compensation | $																																	$ 80,029	$ 80,029
20 Accredited Investor [Member]
Warrants to purchase shares of common stock																		202,499			202,499								202,499			202,499
Warrants exercise price | $ / shares																		$ 2.22			$ 2.22								$ 2.22			$ 2.22
Warrant granted to purchase shares of common stock, value | $																																$ 449,993
Warrant Holder's [Member]
Warrants to purchase shares of common stock		6,750																	6,750
Warrants exercise price | $ / shares		$ 4.44																	$ 4.44
Warrant granted to purchase shares of common stock																			793
Accredited Investors [Member]
Number of shares issued for services																													121,500
Number of shares issued for services, value | $																													$ 135,000
Investor [Member]
Number of shares issued for services																												22,500
Investor and Broker [Member]
Warrants to purchase shares of common stock											158,036
Warrant to purchase of common stock, value | $											$ 265,500
Value of warrant vested | $											$ 91,500
Warrants exercise price | $ / shares											$ 1.40
Warrants exercise term											5 years
RedDiamond Partners, LLC [Member]
Warrants to purchase shares of common stock																		139,286			139,286								139,286			139,286
Debt Principal | $																		$ 352,941			$ 352,941								$ 352,941			$ 352,941
Debt principal and accrued interest | $			$ 368,995
Accrued interest | $																		$ 52,941			$ 52,941								$ 52,941			$ 52,941
Conversion price | $ / shares				$ 1.40														$ 1.12			$ 1.12								$ 1.12			$ 1.12
Number of shares issued for conversion			263,568
Number of shares issued for conversion, value | $			$ 1,729,005
Gain loss on debt extinguishment | $				$ (366,903)
Launchpad IR [Member]
Number of shares issued for services													37,500																					150,000
Number of shares issued for services, value | $													$ 70,500																					$ 70,500
Share price per share | $ / shares													$ 1.68											$ 0.42										$ 0.42
One Share of Common Stock and 1/2 Warrant Share [Member]
Warrants to purchase shares of common stock												40,000												20,000	40,000					40,000			40,000	20,000
Warrant to purchase of common stock, value | $												$ 104,000												$ 34,709	$ 104,000					$ 104,000			$ 104,000	$ 34,709
Number of stock sold																																		80,000
Value of stock sold | $																																		$ 52,000
Fair value of warrants | $												$ 69,391												34,709										$ 34,709
Warrant transaction cost | $																								$ 17,291
Warrants exercise price | $ / shares												$ 2.60												$ 1.00	$ 2.60					$ 2.60			$ 2.60	$ 1.00
Warrants exercise term																								3 years										3 years
Video Marketing Services [Member]
Number of shares issued for compensation																																30,000
Value of shares issued for compensation | $																																$ 40,680
Two Service Provider [Member]
Number of shares issued for services										12,500																									24,384
Number of shares issued for services, value | $										$ 22,000
Marketing and Investor Relations Service Provider [Member]
Number of shares issued for services										10,000
Number of shares issued for services, value | $										$ 17,600
Legal Service Provider [Member]
Number of shares issued for services										2,500
Number of shares issued for services, value | $										$ 4,400
One Warrant Holder [Member]
Number of shares issued								15,257
Value of shares issued | $								$ 12,053
Warrants converted on cashless basis								25,000
Warrants exercise price | $ / shares								$ 1.20
Four Accredited Investors [Member]
Number of shares issued																		226,071
Value of shares issued | $																		$ 316,500
Directors and Officers [Member]
Number of shares issued for compensation						162,252
Value of shares issued for compensation | $						$ 486,755
Directors and Officers [Member] | Warrants [Member]
Warrants to purchase shares of common stock												413,633													413,633					413,633			413,633
Warrant to purchase of common stock, value | $												$ 880,121													$ 880,121					$ 880,121			$ 880,121
Warrants exercise term												5 years													5 years					5 years			5 years
Directors and Officers [Member] | Warrants [Member] | Minimum [Member]
Warrants exercise price | $ / shares												$ 1.33													$ 1.33					$ 1.33			$ 1.33
Directors and Officers [Member] | Warrants [Member] | Maximum [Member]
Warrants exercise price | $ / shares												$ 2.22													$ 2.22					$ 2.22			$ 2.22
John Lai [Member]
Number of shares issued			42,188
Number of shares issued for compensation						33,619
Warrants to purchase shares of common stock																								540,000										540,000
Conversion of notes | $																																		$ 13,033
Warrant to purchase of common stock, value | $																								$ 299,973										$ 299,973
Warrants exercise price | $ / shares			$ 1.33																					$ 0.56										$ 0.56
Warrant granted to purchase shares of common stock			32,347
Number of escrowed shares		150,000
John Lai [Member] | Warrants [Member]
Number of shares issued																																		61,396
John Lai [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								98,093										98,093
Warrant to purchase of common stock, value | $																								$ 11,967										$ 11,967
Warrants exercise price | $ / shares																								$ 0.32										$ 0.32
John Lai [Member] | Warrant One [Member]
Warrants to purchase shares of common stock																								90,000										90,000
Warrant to purchase of common stock, value | $																								$ 49,996										$ 49,996
John Lai [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																																	87,000	348,000
Value of shares issued for compensation | $																																	$ 116,000	$ 116,000
Shares holding term																																	3 years	3 years
John Carruth [Member]
Number of shares issued for compensation						26,217
Warrants to purchase shares of common stock																								450,000										450,000
Warrant to purchase of common stock, value | $																								$ 249,997										$ 249,997
Warrants exercise price | $ / shares																								$ 0.56										$ 0.56
John Carruth [Member] | Warrant [Member]
Warrants to purchase shares of common stock																																			207,000
Warrant to purchase of common stock, value | $																																			$ 69,072
Warrants exercise price | $ / shares																																			$ 0.33
John Dolan [Member]
Number of shares issued for compensation						22,993
Warrants to purchase shares of common stock																								220,500										220,500
Warrant to purchase of common stock, value | $																								$ 122,489										$ 122,489
Warrants exercise price | $ / shares																								$ 0.56										$ 0.56
John Dolan [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								35,314										35,314
Warrant to purchase of common stock, value | $																								$ 4,308										$ 4,308
Warrants exercise price | $ / shares																								$ 0.32										$ 0.32
John Dolan [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																																	51,000	204,000
Value of shares issued for compensation | $																																	$ 68,000	$ 68,000
Shares holding term																																	3 years	3 years
Gregory Cash [Member]
Number of shares issued for compensation						10,789
Warrants to purchase shares of common stock																								7,059										7,059
Warrant to purchase of common stock, value | $																								$ 3,445										$ 3,445
Gregory Cash [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								6,867										6,867
Warrant to purchase of common stock, value | $																								$ 838										$ 838
David Deming [Member]
Number of shares issued for compensation						10,711
Warrants to purchase shares of common stock																								41,250										41,250
Warrant to purchase of common stock, value | $																								$ 22,915										$ 22,915
Warrants exercise price | $ / shares																								$ 0.49										$ 0.49
David Deming [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								4,905										4,905
Warrant to purchase of common stock, value | $																								$ 598										$ 598
Robert Rudelius [Member]
Number of shares issued for compensation						10,627
Warrants to purchase shares of common stock																								5,735										5,735
Warrant to purchase of common stock, value | $																								$ 2,799										$ 2,799
Robert Rudelius [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								6,376										6,376
Warrant to purchase of common stock, value | $																								$ 778										$ 778
Randy Meyer [Member]
Number of shares issued for compensation						10,550
Jim Martin [Member]
Number of shares issued for compensation						9,302
Scott Johnson [Member]
Number of shares issued for compensation						9,300
Warrants to purchase shares of common stock																								4,852										4,852
Warrant to purchase of common stock, value | $																								$ 2,368										$ 2,368
Scott Johnson [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								4,415										4,415
Warrant to purchase of common stock, value | $																								$ 539										$ 539
Joseph Jasper [Member]
Number of shares issued for compensation						9,209
Warrants to purchase shares of common stock																								3,528										3,528
Warrant to purchase of common stock, value | $																								$ 1,722										$ 1,722
Joseph Jasper [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								3,924										3,924
Warrant to purchase of common stock, value | $																								$ 479										$ 479
David Masters [Member]
Number of shares issued for compensation						8,935
Warrants to purchase shares of common stock																								2,647										2,647
Warrant to purchase of common stock, value | $																								$ 1,292										$ 1,292
David Masters [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								1,962										1,962
Warrant to purchase of common stock, value | $																								$ 239										$ 239
Three Directors [Member]
Conversion of notes | $							$ 25,382
Debt Principal | $							25,000
Accrued interest | $							$ 382
Conversion price | $ / shares							$ 1.02
Number of shares issued for conversion							25,003
Number of shares issued for conversion, value | $							$ 25,383
Randall Meyer [Member]
Warrants to purchase shares of common stock																								4,852										4,852
Warrant to purchase of common stock, value | $																								$ 2,368										$ 2,368
Randall Meyer [Member] | Warrant [Member]
Warrants to purchase shares of common stock																								4,415										4,415
Warrant to purchase of common stock, value | $																								$ 539										$ 539
Randall Meyer [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																																	143,952	575,808
Value of shares issued for compensation | $																																	$ 191,936	$ 191,936
Shares holding term																																	3 years	3 years
Former Employee [Member] | Settlement Agreement [Member]
Number of shares issued for compensation																																	42,014	168,060
Value of shares issued for compensation | $																																	$ 80,029	$ 80,029
One Shareholder [Member]
Number of stock sold																90,000																		360,000
Value of stock sold | $																$ 100,000																		$ 100,000
One Investor [Member] | Warrants [Member]
Warrants to purchase shares of common stock																								10,000										10,000
Warrant to purchase of common stock, value | $																								$ 17,291										$ 17,291
Warrants exercise price | $ / shares																								$ 4.00										$ 4.00
Warrants exercise term																								3 years										3 years
Directors, Officers and Consultants [Member] | Warrants [Member]
Warrants to purchase shares of common stock																		72,596			72,596								72,596			72,596
Warrant to purchase of common stock, value | $																		$ 160,307			$ 160,307								$ 160,307			$ 160,307
Directors, Officers and Consultants [Member] | Warrants [Member] | Minimum [Member]
Warrants exercise price | $ / shares																		$ 1.40			$ 1.40								$ 1.40			$ 1.40
Directors, Officers and Consultants [Member] | Warrants [Member] | Maximum [Member]
Warrants exercise price | $ / shares																		1.60			1.60								1.60			1.60
Directors, Officers and Consultants [Member] | Warrants [Member] | Weighted Average [Member]
Warrants exercise price | $ / shares																		$ 1.52			$ 1.52								$ 1.52			$ 1.52
Accredited Investors [Member] | One Share of Common Stock and 1/2 Warrant Share [Member] | Warrants [Member]
Number of shares issued for compensation																														20,000
Warrants to purchase shares of common stock												40,000													40,000					40,000			40,000
Warrant to purchase of common stock, value | $												$ 104,000													$ 104,000					$ 104,000			$ 104,000
Fair value of warrants | $																														$ 34,609
Warrants exercise price | $ / shares												$ 4.00													$ 4.00					$ 4.00			$ 4.00
Warrants exercise term												3 years													3 years					3 years			3 years
Share price per share | $ / shares												$ 2.60													$ 2.60					$ 2.60			$ 2.60
2020 Equity Incentive Plan [Member]
Number of shares authorized									1,000,000
Expiration date									Jul. 10, 2030
Shares issued
2020 Equity Incentive Plan [Member] | Nonemployee Director [Member]
Maximum number of shares per employee									10,000